FIXED INCOME FUNDS

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

HIGH YIELD FIXED INCOME FUND

SUPPLEMENT DATED SEPTEMBER 18, 2020 TO SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2020

Effective September 18, 2020, Bradley Camden is no longer a portfolio manager of the Core Bond Fund, Fixed Income Fund and High Yield Fixed Income Fund (together, the “Funds”). All references to Bradley Camden in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted.

Please retain this supplement with your Summary Prospectus, Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (9/20)